LEASES (Details 2) - Medmen Enterprises Inc. [Member] - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Balance at Beginning of Year	$ 4,731,340	$ 5,297,965
Amortization	566,629	566,625
Balance at End of Year	4,164,711	4,731,340
Less Current Portion of Deferred Gain	(566,627)	(566,627)
Deferred Gain on Sale of Assets, Net of Current Portion	$ 3,598,084	$ 4,164,713